Legal, competition and regulatory matters (Details) $ in Thousands, £ in Millions	1 Months Ended								6 Months Ended	12 Months Ended
	Jan. 31, 2024 decision	Dec. 31, 2023 lawsuit	Nov. 30, 2023 request	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 30, 2023 lawsuit	Jun. 30, 2022 lawsuit	Apr. 30, 2021 USD ($)	Jul. 01, 2007 lawsuit	Dec. 31, 2023 GBP (£) plaintiff lawsuit claim	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2019 lawsuit	Dec. 31, 2018 GBP (£)	Dec. 31, 2016 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuit	Dec. 31, 2008 USD ($) agreement
Disclosure of contingent liabilities [line items]
Litigation and conduct | £										£ 44	£ 1,427	£ 374
Other proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request			2
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought															2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought													2
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2
Number of lawsuits dismissed							1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought										2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought										3
Interest Rate Swap and Credit Default Swap US Civil Actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought										1
BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved | $								$ 3,300										$ 298,000
Civil actions in respect of the US Anti-Terrorism Act
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought										8
Number of plaintiffs | plaintiff										4,000
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought						6
Number of lawsuits dismissed						3
Number of lawsuits subject to appeal						1
Number of lawsuits consolidated into a separate lawsuit										2
Number of separate lawsuit										1
Number of initial lawsuit amended		1
Number of initial lawsuits currently stayed										2
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought						2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Damages sought | £												£ 329
Motor finance commission arrangements | Potential major litigation
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK FCO | decision	2
Number of final decisions by the UK FCO about commision arrangements | decision	1
Over-Issuance of Securities in the US
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought										2
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £														£ 181
HMRC assessments concerning UK VAT | UK Banking Business
Disclosure of contingent liabilities [line items]
Damages sought | £														128
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																		2
Financial penalty warning | £																£ 50
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought																	1
Damages sought | $																	$ 100,000
Barclays Bank PLC | Japanese Yen LIBOR case in SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct | $					$ 17,750
Barclays Bank PLC | Non-US Benchmarks Civil Actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Number of claims pending resolution | claim										1
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc. | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct | $				$ 384,000
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £														£ 53